SHARE CAPITAL AND RESERVES (Details 10) - shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Balance	26,667
Restricted share units
IfrsStatementLineItems [Line Items]
Balance	750,000
Granted		1,000,001
Vested	(487,502)	(250,001)
Vested	(98,541)
Balance	163,957	750,000